Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2020
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding

	Millions of yen
	March 31, 2020	September 30, 2020
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,288,774	¥955,800
Other commitments to extend credit	958,659	971,078

Total	¥2,247,433	¥1,926,878

Commitments to invest	¥15,278	¥26,744

Maturity schedule of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥955,800	¥955,800	¥—	¥—	¥—
Other commitments to extend credit	971,078	121,108	156,468	207,002	486,500

Total	¥1,926,878	¥1,076,908	¥156,468	¥207,002	¥486,500

Commitments to invest	¥26,744	¥1,885	¥2,068	¥4,878	¥17,913

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2020		September 30, 2020
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts (1)(2)	¥7,197,647	¥279,734,884	¥5,736,546	¥256,731,733
Standby letters of credit and other guarantees	—	2,351	—	14,592

(1)	Credit derivatives are disclosed in Note 3. “ Derivative instruments and hedging activities ” and are excluded from derivative contracts.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,736,546	¥256,731,733	¥62,259,465	¥62,506,586	¥34,342,738	¥97,622,944
Standby letters of credit and other guarantees	—	14,592	988	12,086	109	1,409